Derivative Financial Instruments (Details 1) (Foreign Exchange Contract [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair value of the open foreign currency exchange contracts
Net fair value	$ (23,928)	$ (10,270)
Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Net fair value	(21,945)	(14,517)
Derivatives not designated as hedging instruments [member]
Fair value of the open foreign currency exchange contracts
Net fair value	(1,983)	4,247
Prepaid expenses and other current assets [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Asset	855	3,800
Prepaid expenses and other current assets [Member] | Derivatives not designated as hedging instruments [member]
Fair value of the open foreign currency exchange contracts
Derivative Asset	1,507	9,411
Other noncurrent assets [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Asset	1,453	597
Accrued expenses and other current liabilities [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Liability	(20,087)	(14,292)
Accrued expenses and other current liabilities [Member] | Derivatives not designated as hedging instruments [member]
Fair value of the open foreign currency exchange contracts
Derivative Liability	(3,490)	(5,164)
Other noncurrent liabilities [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Liability	$ (4,166)	$ (4,622)